Richard Goldberger

Senior Director and

Associate General Counsel

(201) 743-7174

Fax (212) 314-3959

December 23, 2015

VIA ELECTRONIC “EDGAR” FILING

Securities and Exchange Commission

100 F Street, N.W.

Washington, D.C. 20549

RE:	AXA Equitable Life Insurance Company

Separate Account FP

Pre-Effective Amendment No. 2 to the Registration Statement on Form N-6/A

File Nos. 333-207015; 811-04335

(CIK #0000771726)

Commissioners:

AXA Equitable Life Insurance Company (“AXA Equitable”) today has transmitted via EDGAR for filing Pre-Effective Amendment No. 2 (“Amendment”) to AXA Equitable’s Form N-6 Registration Statement File Nos. 333-207015 and 811-04335 under the Securities Act of 1933 and the Investment Company Act of 1940, respectively, with respect to Separate Account FP (the “Separate Account”) of AXA Equitable.

On September 18, 2015, we filed an initial Registration Statement on Form N-6 to add a prospectus and related bridging supplement for AXA Equitable’s new IncentiveLife Optimizer III variable life insurance product. On November 17, 2015 and December 10, 2015, we received oral comments on this filing from Ms. Elisabeth Bentzinger of the Securities and Exchange Commission Staff. We provided our responses to those comments on December 8, 2015 and December 14, 2015, respectively. On December 22, 2015, Mr. William Kotapish of the Staff confirmed by telephone that the Staff had no further comments on this filing.

AXA Equitable believes that it has been fully responsive to the Staff’s comments, that the responses do not raise additional issues for the Staff’s consideration and that, other than the changes discussed above, no material changes have been made in the Amendment.

This Amendment also includes financial statements, exhibits, and other required disclosure not yet included in the Registration Statement. We have also made other non-material changes.

Request for Acceleration

Pursuant to Rule 461 under the Securities Act of 1933, the Registrant and the Principal Underwriter hereby request that the Registration Statement on Form N-6, Reg. No. 333-207015, as amended by this Amendment, be declared effective as of December 30, 2015, or as soon thereafter as practicable. The Registrant and the Principal Underwriter are aware of their obligations under the Securities Act of 1933.

Tandy Representations

On behalf of the Company and the Separate Account (the “Registrant”), we hereby make the representations below regarding the above-referenced registration statement on Form N-6.

1. Should the Securities and Exchange Commission (the “Commission”) or its Staff, acting pursuant to delegated authority declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing.

2. The actions of the Commission or the Staff, acting pursuant to delegated authority in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing.

3. The Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United States.

Please contact the undersigned at (201) 743-7174 or Shane Daly at (212) 314-3970 if you have any questions.

Sincerely,

/s/ Richard Goldberger
Richard Goldberger